PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 3,389,994
Property, plant and equipment at end of period	4,198,577	$ 3,389,994
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,916,720	4,228,316
Additions	1,711,000	688,404
Property, plant and equipment at end of period	6,627,720	4,916,720
Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,526,726	1,140,423
Amortization	902,417	386,303
Property, plant and equipment at end of period	2,429,143	1,526,726
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,558
Property, plant and equipment at end of period	12,558	12,558
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,558	12,558
Additions	0	0
Property, plant and equipment at end of period	12,558	12,558
Land [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Amortization	0	0
Property, plant and equipment at end of period	0	0
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,342,192
Property, plant and equipment at end of period	2,256,425	2,342,192
Building [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,955,901	2,955,901
Additions	8,082	0
Property, plant and equipment at end of period	2,963,983	2,955,901
Building [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	613,709	516,117
Amortization	93,849	97,592
Property, plant and equipment at end of period	707,558	613,709
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,474
Property, plant and equipment at end of period	5,179	6,474
Leasehold Improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	43,715	43,715
Additions	0	0
Property, plant and equipment at end of period	43,715	43,715
Leasehold Improvements [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	37,241	35,622
Amortization	1,295	1,619
Property, plant and equipment at end of period	38,536	37,241
Production Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	237,642
Property, plant and equipment at end of period	345,325	237,642
Production Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	817,148	809,982
Additions	175,467	7,166
Property, plant and equipment at end of period	992,615	817,148
Production Equipment [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	579,506	520,991
Amortization	67,784	58,515
Property, plant and equipment at end of period	647,290	579,506
Prototypes [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	686,336
Property, plant and equipment at end of period	1,548,190	686,336
Prototypes [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	970,394	406,160
Additions	1,527,451	564,234
Property, plant and equipment at end of period	2,497,845	970,394
Prototypes [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	284,058	67,693
Amortization	665,597	216,365
Property, plant and equipment at end of period	949,655	284,058
ROU Asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	104,792
Property, plant and equipment at end of period	30,900	104,792
ROU Asset [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	117,004	0
Additions	0	117,004
Property, plant and equipment at end of period	117,004	117,004
ROU Asset [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,212	0
Amortization	73,892	12,212
Property, plant and equipment at end of period	$ 86,104	$ 12,212